Property and Equipment, Net - Schedule of Property and Equipment (Details) - Just Right Products, Inc. [Member] - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Total property and equipment	$ 259,979	$ 244,649
Less: accumulated depreciation on property and equipment	(142,718)	(106,186)
Total property and equipment, net	117,261	138,463
Equipment [Member]
Total property and equipment	244,649	244,649
Furniture and Fixtures [Member]
Total property and equipment	$ 15,330